Convertible promissory notes - Additional Information (Detail) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 14, 2024	Dec. 29, 2023	Dec. 31, 2023	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Mar. 21, 2024
Line of Credit Facility [Line Items]
Amortization of debt discount			$ 137,000
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Line of Credit Facility [Line Items]
Amortization of debt discount				$ 668,838		$ 1,107,009		$ 5,124
Conversion price									$ 0.68
Debt instrument, unamortized discount					$ 2,539,227		$ 2,539,227
Gain (loss) on repurchase of debt instrument	$ 21,229			21,229		(313,772)
Interest expense, debt				$ 2,002,886		3,615,466
Fair value of warrants associated with convertible notes payable						$ 6,520,056
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Mandatory Conversion Three [Member]
Line of Credit Facility [Line Items]
Conversion price					$ 0.68		$ 0.68
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Note Warrant [Member]
Line of Credit Facility [Line Items]
Debt instrument, issued, principal					$ 4,000,000
Conversion price					$ 0.68		$ 0.68
Percentage of debt instrument issued principal					50.00%
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | 2024 Warrant [Member]
Line of Credit Facility [Line Items]
Warrants exercise price				$ 1.02		$ 1.02
Fair value of warrants associated with convertible notes payable				$ 6,520,056
Convertable Promissory Note [Member]
Line of Credit Facility [Line Items]
Debt, Long-Term and Short-Term, Combined Amount		$ 2,685,000
Debt Instrument, Interest Rate During Period		(20.00%)
Debt Instrument, Maturity Date, Description		second anniversary of the issuance date
Convertable Promissory Note [Member] | TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Line of Credit Facility [Line Items]
Debt, Long-Term and Short-Term, Combined Amount		$ 31,253,000
Debt Instrument, Interest Rate During Period		20.00%
Debt Instrument, Maturity Date, Description							second anniversary of the issuance date